Hawaiian Tax-Free Trust
Schedule of Investments
June 30, 2019
(unaudited)

Principal Amount	General Obligation Bonds (36.3%):	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (19.7%):

	City and County of Honolulu, Hawaii, Series A
$1,000,000	5.000%, 10/01/23	Aa1/NR/AA+	$1,151,310
3,000,000	5.000%, 10/01/25	Aa1/NR/AA+	3,636,930
5,055,000	5.000%, 10/01/26	Aa1/NR/AA+	6,116,601
1,300,000	5.000%, 10/01/35	Aa1/NR/AA+	1,528,267
1,000,000	5.000%, 10/01/36	Aa1/NR/AA+	1,172,760

	City and County of Honolulu, Hawaii, Series 2018A
1,020,000	5.000%, 09/01/32	Aa1/NR/AA+	1,278,815

	City and County of Honolulu, Hawaii, Series 2019A, Rail Transit Project
1,500,000	5.000%, 09/01/25	Aa1/NR/AA+	1,811,775
1,060,000	5.000%, 09/01/26	Aa1/NR/AA+	1,309,937

	City and County of Honolulu, Hawaii, Series B
2,040,000	5.000%, 10/01/26	Aa1/NR/AA+	2,468,420
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,374,550
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,468,800
4,000,000	4.500%, 11/01/29	Aa1/NR/AA+	4,364,160

	City and County of Honolulu, Hawaii, Series 2018B
5,000,000	5.000%, 09/01/24	Aa1/NR/AA+	5,895,600

	City and County of Honolulu, Hawaii, Series 2019B, Rail Transit Project
1,095,000	4.000%, 09/01/24	Aa1/NR/AA+	1,236,759
1,175,000	3.000%, 09/01/25	Aa1/NR/AA+	1,279,023

	City and County of Honolulu, Hawaii, Series C
2,860,000	5.000%, 10/01/23	Aa1/NR/AA+	3,292,747
2,745,000	5.000%, 10/01/26	Aa1/NR/AA+	3,321,477
2,060,000	5.000%, 10/01/27	Aa1/NR/AA+	2,484,834

	City and County of Honolulu, Hawaii, Series C
3,430,000	5.000%, 10/01/28	Aa1/NR/AA+	4,119,842

	City and County of Honolulu, Hawaii, Series E, Crossover Refunding
1,820,000	5.000%, 09/01/29	Aa1/NR/AA+	2,273,071

	City and County of Honolulu, Hawaii, Series 2017H, FRN (SIFMA plus 0.30%)
5,000,000	2.200%, 09/01/22	Aa1/NR/AA+	4,999,600

	County of Hawaii, Series A
1,500,000	5.000%, 09/01/25	Aa2/AA-/NR	1,812,750

	County of Hawaii, 2016-Series A
1,000,000	4.000%, 09/01/35	Aa2/AA-/NR	1,095,880

	County of Hawaii, 2017-Series A
1,610,000	5.000%, 09/01/27	Aa2/NR/AA+	2,000,441
1,930,000	5.000%, 09/01/28	Aa2/NR/AA+	2,394,126
4,150,000	5.000%, 09/01/29	Aa2/NR/AA+	5,120,519

	County of Hawaii, 2016-Series C
320,000	5.000%, 09/01/27	Aa2/AA-/NR	389,142

	County of Hawaii, 2017-Series D
2,430,000	4.000%, 09/01/28	Aa2/NR/AA+	2,815,447

	County of Hawaii, Series E, BAN
6,000,000	2.590%, 11/12/19***	Aa2/AA-/NR	6,007,260

	County of Kauai, Hawaii, 2011-Series A
205,000	5.000%, 08/01/19	Aa2/AA/AA	205,619
200,000	3.250%, 08/01/23	Aa2/AA/AA	207,812

	County of Kauai, Hawaii, 2012-Series A
515,000	5.000%, 08/01/21	Aa2/AA/AA	554,130

	County of Kauai, Hawaii, 2005-Series A, Unrefunded
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA/NR	511,607

	County of Kauai, Hawaii, 2017 Series
410,000	5.000%, 08/01/21	Aa2/NR/AA	441,152
250,000	4.000%, 08/01/22	Aa2/NR/AA	270,160
300,000	3.000%, 08/01/24	Aa2/NR/AA	323,328
220,000	5.000%, 08/01/25	Aa2/NR/AA	265,327
185,000	5.000%, 08/01/26	Aa2/NR/AA	228,212
235,000	5.000%, 08/01/28	Aa2/NR/AA	293,919
825,000	2.500%, 08/01/29	Aa2/NR/AA	851,210
385,000	5.000%, 08/01/30	Aa2/NR/AA	476,595
200,000	4.000%, 08/01/32	Aa2/NR/AA	225,132
200,000	5.000%, 08/01/37	Aa2/NR/AA	240,926

	County of Kauai, Hawaii, Refunding, Series A
1,125,000	3.250%, 08/01/21	Aa2/AA/AA	1,169,719
1,445,000	4.000%, 08/01/22	Aa2/AA/AA	1,523,998
1,290,000	4.000%, 08/01/24	Aa2/AA/AA	1,389,562
1,000,000	3.625%, 08/01/25	Aa2/AA/AA	1,044,660
970,000	3.000%, 08/01/25	Aa2/AA/AA	1,013,999
600,000	3.000%, 08/01/26	Aa2/AA/AA	624,060
2,280,000	4.500%, 08/01/28	Aa2/AA/AA	2,481,552
345,000	5.000%, 08/01/29	Aa2/AA/AA	381,435

	County of Maui, Hawaii
1,035,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,085,384
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	2,084,200

	County of Maui, Hawaii, Refunding, Series B
3,000,000	4.000%, 06/01/20	Aa1/AA+/AA+	3,075,540
2,395,000	4.000%, 06/01/21	Aa1/AA+/AA+	2,454,875

	County of Maui, Hawaii, Series 2012
320,000	5.000%, 06/01/21	Aa1/AA+/AA+	342,810

	County of Maui, Hawaii, Series 2014 Refunding
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	2,102,882
1,015,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,158,054
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,715,336

	County of Maui, Hawaii, Series 2018
4,160,000	5.000%, 09/01/26	Aa1/AA+/AA+	5,156,819
5,060,000	5.000%, 09/01/30	Aa1/AA+/AA+	6,413,651

	Total City & County		129,534,508

	State (16.6%):

	State of Hawaii, Series EE
385,000	5.000%, 11/01/22	Aa1/AA+/AA	431,312
2,915,000	5.000%, 11/01/25	Aa1/AA+/NR	3,260,602

	State of Hawaii, Series EF
1,235,000	5.000%, 11/01/23	Aa1/AA+/AA	1,382,706
5,000,000	5.000%, 11/01/24	Aa1/AA+/AA	5,592,800

	State of Hawaii, Series EH
4,170,000	5.000%, 08/01/25	Aa1/AA+/AA	4,774,108

	State of Hawaii, Series EH, Unrefunded balance
315,000	5.000%, 08/01/21	Aa1/AA+/NR	339,069

	State of Hawaii, Series EL, Refunding
2,045,000	5.000%, 08/01/23	Aa1/AA+/AA	2,345,656

	State of Hawaii, Series EO, Refunding
4,000,000	5.000%, 08/01/27	Aa1/AA+/AA	4,682,840
2,000,000	5.000%, 08/01/28	Aa1/AA+/AA	2,336,880
1,045,000	5.000%, 08/01/29	Aa1/AA+/AA	1,218,198
2,995,000	5.000%, 08/01/30	Aa1/AA+/AA	3,480,340

	State of Hawaii, Series EP, Refunding
2,000,000	5.000%, 08/01/22	Aa1/AA+/AA	2,223,380
5,075,000	5.000%, 08/01/23	Aa1/AA+/AA	5,821,127
5,000,000	5.000%, 08/01/24	Aa1/AA+/AA	5,890,900
5,105,000	5.000%, 08/01/25	Aa1/AA+/AA	6,001,030
5,300,000	5.000%, 08/01/26	Aa1/AA+/AA	6,221,352

	State of Hawaii, Series ET
200,000	5.000%, 10/01/24	Aa1/AA+/AA	236,668
1,280,000	5.000%, 10/01/30	Aa1/AA+/AA	1,527,283

	State of Hawaii, Series EZ Refunding
2,085,000	5.000%, 10/01/26	Aa1/AA+/AA	2,522,871

	State of Hawaii, Series FB
6,125,000	5.000%, 04/01/27	Aa1/AA+/AA	7,491,794
2,255,000	4.000%, 04/01/29	Aa1/AA+/AA	2,569,843

	State of Hawaii, Series FG
640,000	5.000%, 10/01/28	Aa1/AA+/AA	787,667

	State of Hawaii, Series FH
825,000	5.000%, 10/01/25	Aa1/AA+/AA	1,000,700
3,615,000	5.000%, 10/01/28	Aa1/AA+/AA	4,449,089

	State of Hawaii, Series FK
1,000,000	4.000%, 05/01/22	Aa1/AA+/AA	1,075,210

	State of Hawaii, Series FN
2,500,000	5.000%, 10/01/29	Aa1/AA+/AA	3,128,800

	State of Hawaii, Series FT
10,000,000	5.000%, 01/01/29	Aa1/AA+/AA	12,606,700
1,680,000	5.000%, 01/01/30	Aa1/AA+/AA	2,108,081
4,000,000	5.000%, 01/01/33	Aa1/AA+/AA	4,931,880
1,000,000	5.000%, 01/01/38	Aa1/AA+/AA	1,210,360

	State of Hawaii, Series FW
3,000,000	5.000%, 01/01/24	Aa1/AA+/AA	3,477,570
4,000,000	4.000%, 01/01/25	Aa1/AA+/AA	4,539,480

	Total State		109,666,296

	Total General Obligation Bonds		239,200,804

	Revenue Bonds (43.9%):

	Airport (6.9%):

	State of Hawaii Airport System Revenue Refunding, AMT
13,000,000	5.000%, 07/01/21	A1/AA-/A+	13,873,340
5,000,000	5.000%, 07/01/22	A1/AA-/A+	5,349,650
1,500,000	5.000%, 07/01/23	A1/AA-/A+	1,604,280
2,000,000	5.000%, 07/01/24	A1/AA-/A+	2,139,040
1,000,000	5.000%, 07/01/45	A1/AA-/A+	1,132,430

	State of Hawaii Airport System Revenue Refunding, Series B, AMT
1,150,000	5.000%, 07/01/19	A1/AA-/A+	1,150,000

	State of Hawaii Airport System Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A1/AA-/A+	1,196,495
1,000,000	5.250%, 07/01/23	A1/AA-/A+	1,039,920

	State of Hawaii Airport System Revenue, Series A
2,000,000	4.000%, 07/01/20	A1/AA-/A+	2,052,720
3,020,000	5.000%, 07/01/22	A1/AA-/A+	3,131,589
180,000	5.000%, 07/01/34	A1/AA-/A+	185,630

	State of Hawaii Airport System Revenue, Series A, AMT
4,000,000	5.000%, 07/01/29	A1/AA-/A+	4,960,040
2,000,000	5.000%, 07/01/32	A1/AA-/A+	2,435,840

	State of Hawaii Airport System Revenue, Series B
2,000,000	5.000%, 07/01/25	A1/AA-/A+	2,396,920

	State of Hawaii Department of Transportation Airports Division Lease Revenue COP AMT
550,000	5.000%, 08/01/19	A2/A+/A	551,540
1,060,000	5.000%, 08/01/21 AGM Insured	A2/AA/A	1,133,076
800,000	5.000%, 08/01/21	A2/A+/A	854,128
360,000	5.000%, 08/01/23	A2/A+/A	404,676

	Total Airport		45,591,314

	Education (4.3%):

	University of Hawaii, Revenue Refunding, Medical School, Series E
500,000	5.000%, 10/01/21	Aa2/NR/AA	540,035
1,610,000	5.000%, 10/01/25	Aa2/NR/AA	1,942,191
4,635,000	5.000%, 10/01/29	Aa2/NR/AA	5,650,389
3,825,000	5.000%, 10/01/31	Aa2/NR/AA	4,601,705

	University of Hawaii, Series A-2
1,000,000	4.000%, 10/01/19	Aa2/NR/AA	1,006,820

	University of Hawaii, Series B
1,055,000	4.000%, 10/01/23	Aa2/NR/AA	1,165,680
1,250,000	4.000%, 10/01/24	Aa2/NR/AA	1,409,338
1,050,000	5.000%, 10/01/25	Aa2/NR/AA	1,266,647
1,045,000	5.000%, 10/01/26	Aa2/NR/AA	1,255,787

	University of Hawaii, Series F
1,595,000	5.000%, 10/01/25	Aa2/NR/AA	1,924,096
1,335,000	5.000%, 10/01/29	Aa2/NR/AA	1,658,017
2,080,000	5.000%, 10/01/30	Aa2/NR/AA	2,567,448
2,690,000	5.000%, 10/01/31	Aa2/NR/AA	3,303,374

	Total Education		28,291,527

	Housing (1.9%):

	State of Hawaii Housing Finance and Development Corp., Hale Kewalo Apartments, Series A
10,300,000	1.900%, 01/01/21 GNMA/FHA Insured	NR/AA+/NR	10,323,793

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
1,825,000	3.750%, 01/01/31 FHLMC Insured Liquidity Agreement	NR/AA+/NR	1,887,543

	State of Hawaii Housing Finance and Development Corp., Kuhio Park Terrace, Series A
185,000	3.850%, 10/01/21 FHLMC Insured Liquidity Agreement	NR/AA+/NR	192,049

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
340,000	4.500%, 01/01/26 GNMA/ FNMA/ FHLMC Insured	Aaa/AA+/AAA	348,820

	Total Housing		12,752,205

	Medical (7.6%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
940,000	5.000%, 07/01/19	A1/NR/AA-	940,000
695,000	5.000%, 07/01/20	A1/NR/AA-	720,256
750,000	5.000%, 07/01/21	A1/NR/AA-	802,538
1,000,000	5.000%, 07/01/24	A1/NR/AA-	1,134,570
685,000	5.000%, 07/01/25	A1/NR/AA-	775,475
1,355,000	5.000%, 07/01/27	A1/NR/AA-	1,524,998

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series B
420,000	5.000%, 07/01/20	A1/NR/AA-	435,263
355,000	5.125%, 07/01/31	A1/NR/AA-	396,439

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System) Series A
2,025,000	5.000%, 07/01/20	A1/AA-/NR	2,098,589
1,295,000	5.000%, 07/01/21	A1/AA-/NR	1,383,850
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,652,970
1,070,000	5.000%, 07/01/23	A1/AA-/NR	1,210,887
4,655,000	5.000%, 07/01/24	A1/AA-/NR	5,406,317
3,120,000	5.000%, 07/01/25	A1/AA-/NR	3,705,718
1,715,000	5.000%, 07/01/26	A1/AA-/NR	2,031,640
2,000,000	5.000%, 07/01/27	A1/AA-/NR	2,359,360
850,000	5.000%, 07/01/28	A1/AA-/NR	999,031
15,395,000	5.000%, 07/01/35	A1/AA-/NR	17,576,625

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
1,000,000	5.000%, 11/15/21	NR/NR/A	1,086,780
3,575,000	5.125%, 11/15/32	NR/NR/A	3,952,020

	Total Medical		50,193,326

	Other (1.1%):

	Hawaii State Department of Hawaiian Home Lands, Series 2017
925,000	5.000%, 04/01/22	Aa3/NR/NR	1,015,622
600,000	5.000%, 04/01/23	Aa3/NR/NR	677,874
500,000	5.000%, 04/01/24	Aa3/NR/NR	580,950
850,000	5.000%, 04/01/26	Aa3/NR/NR	1,031,441
905,000	5.000%, 04/01/29	Aa3/NR/NR	1,106,679
785,000	5.000%, 04/01/30	Aa3/NR/NR	954,411

	Hawaii State Department of Hawaiian Home Lands, COP (Kapolei Office Facility), 2017 Series A
320,000	5.000%, 11/01/24	Aa2/NR/NR	377,686
145,000	5.000%, 11/01/25	Aa2/NR/NR	175,462
1,115,000	5.000%, 11/01/27	Aa2/NR/NR	1,397,675

	Total Other		7,317,800

	Transportation (7.8%):

	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A1/AA-/AA-	17,189,865
6,025,000	5.625%, 07/01/40	A1/AA-/AA-	6,267,024

	State of Hawaii Highway Revenue, Series A
500,000	5.000%, 01/01/24	Aa2/AA+/AA	578,175
1,555,000	5.000%, 01/01/25	Aa2/AA+/AA	1,825,959
285,000	5.000%, 01/01/26	Aa2/AA+/AA	334,137
300,000	4.000%, 01/01/26	Aa2/AA+/AA	319,143
5,000,000	5.000%, 01/01/27	Aa2/AA+/AA	6,164,350
5,000,000	5.000%, 01/01/30	Aa2/AA+/AA	6,081,050
4,750,000	4.000%, 01/01/31	Aa2/AA+/AA	5,326,223
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,287,274

	State of Hawaii Highway Revenue, Series B
2,000,000	5.000%, 01/01/25	Aa2/AA+/AA	2,375,080
1,340,000	5.000%, 01/01/27	Aa2/AA+/AA	1,652,046

	Total Transportation		51,400,326

	Utility (2.7%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series A, AMT
12,300,000	3.100%, 05/01/26	Baa2/NR/A-	12,649,566

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaiian Electric Co.), Series B, AMT
3,750,000	4.000%, 03/01/37	Baa2/NR/A-	3,892,838

	State of Hawaii, Department of Business, Economic Development and Tourism Green Energy Market Securitization Bonds, Series A (Federally Taxable)
1,236,758	1.467%, 07/01/22	Aaa/AAA/AAA	1,233,654

	Total Utility		17,776,058

	Water & Sewer (11.6%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
265,000	5.000%, 07/01/21	Aa2/NR/AA+	284,705
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,140,000
1,030,000	5.000%, 07/01/24	Aa2/NR/AA+	1,207,593
1,795,000	5.000%, 07/01/26	Aa2/NR/AA+	2,095,986
875,000	5.000%, 07/01/27	Aa2/NR/AA+	1,019,918
1,750,000	5.000%, 07/01/28	Aa2/NR/AA+	2,036,178

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,191,978
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,347,089
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,517,984
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,336,886
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,830,939

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 B
2,500,000	5.000%, 07/01/22	Aa2/NR/AA	2,770,475
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,138,260
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,181,140

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2015 B
1,000,000	5.000%, 07/01/22	Aa2/NR/AA	1,108,190
2,060,000	5.000%, 07/01/23	Aa2/NR/AA	2,352,726
2,000,000	5.000%, 07/01/24	Aa2/NR/AA	2,348,000
2,075,000	5.000%, 07/01/25	Aa2/NR/AA	2,498,674
2,000,000	5.000%, 07/01/30	Aa2/NR/AA	2,368,100
3,700,000	5.000%, 07/01/31	Aa2/NR/AA	4,361,893

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2016A
2,000,000	5.000%, 07/01/34	Aa2/NR/AA	2,385,920

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2018A
6,000,000	5.000%, 07/01/36	Aa2/NR/AA	7,286,340

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2010 A
7,400,000	4.500%, 07/01/27	Aa3/NR/AA-	7,616,672

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2015 A
4,000,000	5.000%, 07/01/25	Aa3/NR/AA-	4,804,000

	Total Water & Sewer		76,229,646

	Total Revenue Bonds		289,552,202

	Pre-Refunded\ Escrowed to Maturity Bonds (18.6%)††

	Pre-Refunded\ Escrowed to Maturity General Obligation Bonds (13.2%)

	City & County (7.5%):

	City and County of Honolulu, Hawaii, Refunding, Series B, Prerefunded to 12/01/20 @100
5,000,000	5.000%, 12/01/30	Aa1/NR/AA+	5,261,200
3,000,000	5.000%, 12/01/33	Aa1/NR/AA+	3,156,720
5,000,000	4.750%, 12/01/35	Aa1/NR/AA+	5,243,750

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 11/01/22 @100
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,242,480
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	5,606,200
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	5,606,200
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,606,200

	City and County of Honolulu, Hawaii, Series D, Prerefunded to 09/01/19 @100
5,000,000	5.250%, 09/01/30	Aa1/NR/AA+	5,032,600
5,605,000	5.250%, 09/01/31	Aa1/NR/AA+	5,641,545

	County of Hawaii, Series A, Prerefunded to 09/01/22 @100
1,500,000	5.000%, 09/01/30	Aa2/AA-/AA+	1,672,950

	County of Hawaii, 2013-Series A, Prerefunded to 09/01/22 @100
500,000	5.000%, 09/01/23	Aa2/AA-/AA+	557,650
1,000,000	5.000%, 09/01/25	Aa2/AA-/AA+	1,115,300
1,000,000	5.000%, 09/01/27	Aa2/AA-/AA+	1,115,300
1,000,000	5.000%, 09/01/28	Aa2/AA-/AA+	1,115,300

	Total City & County		48,973,395

	State (5.7%):

	State of Hawaii, Series DZ, ETM
15,000	5.000%, 12/01/19	NR/NR/NR*	15,229

	State of Hawaii, Series DZ, Prerefunded to 12/01/21 @100
3,710,000	5.000%, 12/01/26	NR/NR/NR*	4,033,289
3,580,000	5.000%, 12/01/26	NR/NR/NR*	3,887,486
1,305,000	5.000%, 12/01/26	Aa1/AA+/AA	1,420,336
3,240,000	5.000%, 12/01/28	NR/NR/NR*	3,522,334
945,000	5.000%, 12/01/28	Aa1/AA+/AA	1,028,519
8,845,000	5.000%, 12/01/29	NR/NR/NR*	9,615,753
1,735,000	5.000%, 12/01/29	Aa1/AA+/AA	1,888,339
4,220,000	5.000%, 12/01/30	NR/NR/NR*	4,587,731
2,315,000	5.000%, 12/01/30	Aa1/AA+/AA	2,519,600

	State of Hawaii, Series EE, Prerefunded to 11/01/22 @100
80,000	5.000%, 11/01/24	Aa1/AA+/NR	89,699
45,000	5.000%, 11/01/24	NR/NR/NR*	50,456
2,385,000	5.000%, 11/01/25	NR/NR/NR*	2,674,157
70,000	5.000%, 11/01/27	NR/NR/NR*	78,487
220,000	5.000%, 11/01/27	Aa1/AA+/NR	246,673

	State of Hawaii, Series EH, Prerefunded to 08/01/23 @100
1,800,000	5.000%, 08/01/27	Aa1/AA+/AA	2,064,600

	State of Hawaii, Series EH, ETM
5,000	5.000%, 08/01/21	NR/NR/NR*	5,377

	Total State		37,728,065

	Total Pre-Refunded\ Escrowed to Maturity General Obligation Bonds		86,701,460

	Pre-Refunded Revenue Bonds (5.4%)

	Transportation (2.3%):

	State of Hawaii Highway Revenue, Series A, Prerefunded to 01/01/22 @100
6,000,000	5.000%, 01/01/28	Aa2/AA+/AA	6,548,400
4,140,000	5.000%, 01/01/29	Aa2/AA+/AA	4,518,396
3,980,000	5.000%, 01/01/30	Aa2/AA+/AA	4,343,772

	Total Transportation		15,410,568

	Water & Sewer (3.1%):

	City and County of Honolulu, Hawaii, Wastewater System, Prerefunded to 07/01/21 @100
5,360,000	4.500%, 07/01/28	Aa2/NR/AA	5,701,432
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	4,765,376
1,000,000	4.000%, 07/01/31	Aa2/NR/AA	1,053,870
2,000,000	5.250%, 07/01/36	Aa2/NR/AA	2,156,900

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 A, Prerefunded to 07/01/22 @100
1,000,000	5.000%, 07/01/30	Aa2/NR/AA	1,109,350
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,109,350
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,664,025
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,773,375

	Total Water & Sewer		20,333,678

	Total Pre-Refunded Revenue Bonds		35,744,246

	Total Pre-Refunded\ Escrowed to Maturity Bonds		122,445,706

Total Investments (cost $626,540,914-note b)	98.8%	651,198,712
Other assets less liabilities	1.2	8,105,743
Net Assets	100.0%	$659,304,455

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa and Aaa-mf of Moody's or AAA and AAAm of S&P or Fitch and cash	0.6%
Prerefunded bonds\ ETM bonds ††	18.7
Aa of Moody's or AA of S&P or Fitch	59.9
A of Moody's or S&P or Fitch	18.3
Baa of Moody's	2.5
100.0%

PORTFOLIO ABBREVIATIONS:
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FHA	Federal Housing Association
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
NPFG	National Public Finance Guarantee
NR	Not Rated
SIFMA	Securities Industry and Financial Markets Association

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

** The rate is an annualized seven-day yield at period end.

*** Illiquid security: This security represents 0.9% of net assets.

† Calculated using the Moody's rating unless otherwise noted.

††Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date. Escrowed to Maturity bonds are bonds where money has been placed in the escrow account which is used to pay principal and interest through the bond's originally scheduled maturity date. Escrowed to Maturity are shown as ETM. All other securities in the category are pre-refunded.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2019
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $628,540,914 amounted to $24,658,430 which consisted of aggregate gross unrealized appreciation of $24,674,302 and aggregate gross unrealized depreciation of $15,872.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2019:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$—
Level 2 – Other Significant Observable Inputs- Municipal Bonds	651,198,712
Level 3 – Significant Unobservable Inputs	—
Total	$651,198,712
+See schedule of investments for a detailed listing of securities.